Employees' Retirement Benefits - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Contract-type Corporate Pension Plan, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation		¥ 220,639	¥ 226,932
Total recognized in net periodic pension cost and "Accumulated other comprehensive income (loss)"		3,421	21,402	¥ 18,262
Securities owned including stock of NTT and NTT group companies listed in Japan		¥ 203	¥ 175
Securities owned including stock of NTT and NTT group companies listed in Japan, Percentage		0.20%	0.20%
Employer contributions		¥ 61	¥ 1,199
Contract-type Corporate Pension Plan, Defined Benefit | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	¥ 1,180
Unrecognized transition obligation expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	47
Prior service cost expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	3
Contract-type Corporate Pension Plan, Defined Benefit | Domestic corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets		65.00%
Contract-type Corporate Pension Plan, Defined Benefit | Domestic equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets		10.00%
Contract-type Corporate Pension Plan, Defined Benefit | Foreign equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets		5.00%
Contract-type Corporate Pension Plan, Defined Benefit | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets		20.00%
Contract-type Corporate Pension Plan, Defined Contribution
Defined Benefit Plan Disclosure [Line Items]
Retirement benefit expenses		¥ 2,948	2,059
National Plan
Defined Benefit Plan Disclosure [Line Items]
Employer contributions		17,272	16,603	16,168
NTT Corporate Defined Benefit Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation		113,958	115,796
Total recognized in net periodic pension cost and "Accumulated other comprehensive income (loss)"		(3,981)	24,918	¥ 6,407
Securities owned including stock of NTT and NTT group companies listed in Japan		¥ 4,375	¥ 5,401
Securities owned including stock of NTT and NTT group companies listed in Japan, Percentage		0.40%	0.50%
Employer contributions		¥ 2,501	¥ 2,242
Percentage of employees covered by NTT CDBP		13.50%	11.30%
NTT Corporate Defined Benefit Pension Plan | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	1,509
Prior service cost expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	(524)
Expected contribution	¥ 2,404
NTT Corporate Defined Benefit Pension Plan | Domestic corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Weighted average target allocation ratio for plan assets		55.80%
NTT Corporate Defined Benefit Pension Plan | Domestic equity securities
Defined Benefit Plan Disclosure [Line Items]
Weighted average target allocation ratio for plan assets		15.00%
NTT Corporate Defined Benefit Pension Plan | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Weighted average target allocation ratio for plan assets		6.20%
NTT Corporate Defined Benefit Pension Plan | Foreign equity securities
Defined Benefit Plan Disclosure [Line Items]
Weighted average target allocation ratio for plan assets		10.60%
NTT Corporate Defined Benefit Pension Plan | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Weighted average target allocation ratio for plan assets		12.40%